CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2019
Capital Disclosures And Financial Risk
NOTE 24 - CAPITAL DISCLOSURES AND FINANCIAL RISK

On December 16, 2014, the Corporation issued secured convertible notes through a private placement for aggregate gross proceeds of $1,070,000 which bears interest at 6% per annum, payable quarterly with a maximum term of 3 years (see note 9).

In 2019, the Corporation raised $5,000,000 and issued 2,500,000 common shares from private placement financings and 2,500,000 warrants were issued connecting with the share issuance.

 Approximately 98%, 93% and 90% of expenses that occurred during the years ended December 31, 2019, 2018 and 2017, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2019, 2018 or 2017.